Finance debt (Details 4) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	$ 25,791	$ 23,162
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	855
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,069	$ 2,566
Not later than one year [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	196
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	16
Not later than one year [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	2
Not later than one year [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2
Average interest rate	3.10%
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.40%	7.00%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.50%
Not later than one year [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 622
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	145
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	233
Not later than one year [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	51
Not later than one year [member] | Fixed interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	16
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,465
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,990	$ 1,864
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	494
Later than one year and not later than two years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	9
Later than one year and not later than two years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	17
Later than one year and not later than two years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than one year and not later than two years [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	3.10%
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.60%	7.40%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.60%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than one year and not later than two years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,121
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	128
Later than one year and not later than two years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	9
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	344
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	366
Later than one year and not later than two years [member] | Fixed interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	17
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,146
Average interest rate	6.00%
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,285	$ 2,264
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	134
Later than two years and not later than three years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than two years and not later than three years [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	3.00%
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.10%	7.10%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.70%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,468
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	31
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	678
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	103
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,555
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,842	$ 1,791
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	137
Later than three years and not later than four years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	145
Later than three years and not later than four years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than three years and not later than four years [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	3.00%
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.70%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.10%	6.90%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.90%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 524
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	31
Later than three years and not later than four years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	145
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,031
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	106
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	720
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,109	$ 1,780
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	955
Later than four years and not later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	26
Later than four years and not later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	403
Later than four years and not later than five years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	5
Later than four years and not later than five years [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 5
Average interest rate	2.90%
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	7.70%	7.30%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	10.30%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than four years and not later than five years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 144
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	31
Later than four years and not later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	26
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	576
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	924
Later than four years and not later than five years [member] | Fixed interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	403
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	9,004
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16,496	$ 12,897
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	6,037
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	424
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	566
Later than five years [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	465
Later than five years [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 465
Average interest rate	3.10%
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%	6.60%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.30%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than five years [member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 921
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,496
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	424
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,083
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	541
Later than five years [member] | Fixed interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	566
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	15,745
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,791	$ 23,162
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	7,953
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	604
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,002
Total [Member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 487
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%	6.80%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	9.40%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Total [Member] | Weighted average [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Weighted average [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 4,800
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,862
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	604
Total [Member] | Floating interest rate [member] | C N Y [Member]
IfrsStatementLineItems [Line Items]
Borrowings	487
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,945
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,091
Total [Member] | Fixed interest rate [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	1,002
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	15,567
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,035	$ 22,213
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	7,401
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	609
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	986
At fair value [member] | China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Borrowings	$ 472